Capital Stock (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended	27 Months Ended	0 Months Ended	18 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 01, 2010 $12 Billion Dollar Share Repurchase Program 2010 [Member]	Jul. 31, 2012 $12 Billion Dollar Share Repurchase Program 2010 [Member]	Aug. 01, 2012 $18 Billion Dollar Share Repurchase Program 2012 [Member]	Dec. 31, 2013 $18 Billion Dollar Share Repurchase Program 2012 [Member]
Capital Stock [Line Items]
Common Stock, Shares Authorized	6,000,000,000.0
Common stock repurchase, amount authorized				$ 12,000,000,000		$ 18,000,000,000
Stock repurchase program, period in force (years)				3 years		3 years
Repurchase of shares					179,100,000		99,400,000
Stock repurchase program, completion date					Jul. 31, 2012
Acquired average price per share					$ 66.99		$ 89.03
Common stock repurchased	$ 6,000,000,000	$ 6,500,000,000	$ 5,400,000,000				$ 8,900,000,000
Shares of common stock reserved	36,591,569
Preferred stock shares authorized	250,000,000